IFRS 7 - Disclosure - Market Risk - Sensitivity of Pre-Tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	$ (1,625)	$ (2,021)	$ (1,876)
NII Sensitivity	2,299	909	1,926
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	143	803	277
NII Sensitivity	(934)	$ (1,282)	$ (872)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	12
NII Sensitivity	1,174
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(259)
NII Sensitivity	(529)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(1,637)
NII Sensitivity	1,125
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	402
NII Sensitivity	$ (405)